FAIR-VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2025
FAIR-VALUE MEASUREMENT
Schedule of fair-value measurement

	As of December 31, 2024
	Quoted Prices in		Significant
	Active Market for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Descriptions	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Short-term investments:
Convertible bonds	—	—	997	997
Long-term investments:
Convertible bonds	—	—	10,983	10,983
Redeemable preferred shares	—	—	15,683	15,683
Equity securities with readily determinable fair value	670	—	—	670
Total:	670	—	27,663	28,333

	As of December 31, 2025
	Quoted Prices in		Significant
	Active Market for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Descriptions	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Long-term investments:
Convertible bonds	—	—	2,616	2,616
Redeemable preferred shares	—	—	14,766	14,766
Equity securities with readily determinable fair value	746	—	—	746
Total:	746	—	17,382	18,128

Schedule of reconciliation of the fair value measurements of assets using significant unobservable inputs

Level 3
investments
US$
Balance as of December 31, 2023	12,188
Addition	8,364
Transfer from level 2	12,068
Impairment loss	(2,869)
Unrealized loss	(1,813)
Disposal	(275)
Balance as of December 31, 2024	27,663
Impairment loss	(1,504)
Unrealized loss	(277)
Disposal	(8,500)
Balance as of December 31, 2025	17,382